Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Long-term Debt, Current and Noncurrent [Abstract]
Long-Term Debt
Table 13.1 presents a summary of our long-term debt carrying values, reflecting unamortized debt discounts and premiums, and purchase accounting adjustments, where applicable. The interest rates displayed represent the range of contractual rates in effect at December 31, 2017. These interest rates do not include the effects of any associated derivatives designated in a hedge accounting relationship.

Table 13.1: Long-Term Debt

	December 31,
	2017			2016
(in millions)	Maturity date(s)	Stated interest rate(s)
Wells Fargo & Company (Parent only)
Senior
Fixed-rate notes	2018-2045	0.375-6.75%	$84,652	79,767
Floating-rate notes	2018-2048	0.090-3.010%	22,463	19,011
FixFloat notes	2028	3.58%	2,961	—
Structured notes (1)	2018-2056	0.090-5.9%	7,442	6,858
Total senior debt - Parent			117,518	105,636
Subordinated
Fixed-rate notes (2)	2018-2046	3.45-7.57%	27,132	26,794
Total subordinated debt - Parent			27,132	26,794
Junior subordinated
Fixed-rate notes - hybrid trust securities	2029-2036	5.95-7.95%	1,369	1,362
Floating-rate notes	2027	1.86-2.36%	299	290
Total junior subordinated debt - Parent (3)			1,668	1,652
Total long-term debt - Parent (2)			146,318	134,082
Wells Fargo Bank, N.A. and other bank entities (Bank)
Senior
Fixed-rate notes	2018-2019	1.65-2.15%	7,732	7,758
Floating-rate notes	2018-2053	1.13-2.16%	4,317	7,168
Floating-rate extendible notes (4)			—	68
Fixed-rate advances - Federal Home Loan Bank (FHLB) (5)	2018-2031	3.83-7.50%	62	79
Floating-rate advances - FHLB (5)	2018-2021	1.35-2.04%	47,825	77,075
Structured notes (1)	2018-2037	1.5-7.15%	743	1,238
Capital leases	2018-2029	2.870-17.775%	39	7
Total senior debt - Bank			60,718	93,393
Subordinated
Fixed-rate notes	2023-2038	5.25-7.74%	5,408	6,500
Floating-rate notes			—	167
Total subordinated debt - Bank			5,408	6,667
Junior subordinated
Floating-rate notes	2027	1.990-2.010%	342	332
Total junior subordinated debt - Bank (3)			342	332
Long-term debt issued by VIE - Fixed rate (6)	2020-2047	0.00-6.00%	268	371
Long-term debt issued by VIE - Floating rate (6)	2018-2047	1.645-15.737%	1,211	3,323
Mortgage notes and other debt (7)	2018-2051	0.2-9.25%	7,291	12,333
Total long-term debt - Bank			75,238	116,419

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	December 31,
	2017			2016
(in millions)	Maturity date(s)	Stated interest rate(s)
Other consolidated subsidiaries
Senior
Fixed-rate notes	2018-2023	2.78-3.46%	3,390	4,346
Structured notes (1)	2021	0.00-1.16%	1	1
Total senior debt - Other consolidated subsidiaries			3,391	4,347
Junior subordinated
Floating-rate notes			—	155
Total junior subordinated debt - Other consolidated subsidiaries (3)			—	155
Mortgage notes and other (7)	2018	3.0-4.0%	73	74
Total long-term debt - Other consolidated subsidiaries			3,464	4,576
Total long-term debt			$225,020	255,077

(1)
Largely consists of long-term notes where the performance of the note is linked to an embedded equity, commodity, or currency index, or basket of indices accounted for separately from the note as a free-standing derivative. For information on embedded derivatives, see the “Derivatives Not Designated as Hedging Instruments” section in Note 16 (Derivatives). In addition, a major portion consists of zero coupon callable notes where interest is paid as part of the final redemption amount.

(2)
Includes fixed-rate subordinated notes issued by the Parent at a discount of $133 million and $135 million in 2017 and 2016, respectively, to effect a modification of Wells Fargo Bank, NA notes. These subordinated notes are carried at their par amount on the balance sheet of the Parent presented in Note 26 (Parent-Only Financial Statements). In addition, Parent long-term debt also includes debt issuance costs of $2 million in both 2017 and 2016, and affiliate related issuance costs of $323 million and $299 million in 2017 and 2016, respectively.

(3)
Represents junior subordinated debentures held by unconsolidated wholly-owned trusts formed for the sole purpose of issuing trust preferred securities. See Note 8 (Securitizations and Variable Interest Entities) for additional information on our trust preferred security structures.

(4)	Represents floating-rate extendible notes where holders of the notes may elect to extend the contractual maturity of all or a portion of the principal amount on a periodic basis.

(5)	At December 31, 2017 and 2016, FHLB advances were secured by residential loan collateral.

(6)	For additional information on VIEs, see Note 8 (Securitizations and Variable Interest Entities).

(7)	A major portion related to securitizations and secured borrowings, see Note 8 (Securitizations and Variable Interest Entities).

Maturity of Long-Term Debt
The aggregate carrying value of long-term debt that matures (based on contractual payment dates) as of December 31, 2017, in each of the following five years and thereafter is presented in Table 13.2.
Table 13.2: Maturity of Long-Term Debt

	December 31, 2017
(in millions)	2018	2019	2020	2021	2022	Thereafter	Total
Wells Fargo & Company (Parent Only)
Senior notes	$7,987	6,816	13,323	18,027	18,284	53,081	117,518
Subordinated notes	613	—	—	—	—	26,519	27,132
Junior subordinated notes	—	—	—	—	—	1,668	1,668
Total long-term debt - Parent	$8,600	6,816	13,323	18,027	18,284	81,268	146,318
Wells Fargo Bank, N.A. and other bank entities (Bank)
Senior notes	$27,612	22,369	2,011	8,487	42	197	60,718
Subordinated notes	—	—	—	—	—	5,408	5,408
Junior subordinated notes	—	—	—	—	—	342	342
Securitizations and other bank debt	2,742	1,012	1,009	228	151	3,628	8,770
Total long-term debt - Bank	$30,354	23,381	3,020	8,715	193	9,575	75,238
Other consolidated subsidiaries
Senior notes	$799	1,190	—	1,003	—	399	3,391
Junior subordinated notes	—	—	—	—	—	—	—
Securitizations and other bank debt	73	—	—	—	—	—	73
Total long-term debt - Other consolidated subsidiaries	$872	1,190	—	1,003	—	399	3,464
Total long-term debt	$39,826	31,387	16,343	27,745	18,477	91,242	225,020